S000058960 [Member] Expense Example - Carillon Reams Core Plus Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 454
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,464
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,936
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	$ 675